RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectus supplements for HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor Growth Fund, HSBC Investor Opportunity Fund and Aggressive Strategy Fund that were filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 8, 2011 (Accession No. 0000930413-11-002604), which is incorporated herein by reference.